BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2008	Dec. 31, 2014	Jan. 21, 2013	Dec. 31, 2012	Aug. 20, 2010	May 31, 2008
Related Party Transaction [Line Items]
Right to purchase, number of shares			898,204
Warrants, exercise price			$ 4.16
Accrued severance pay		$ 813
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Right to purchase, number of shares						100,000
Warrants, exercise price					$ 7.59
Deferred stock compensation expense				19
Retirement payment	$ 360